Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2024
Trade Receivables, Net [Abstract]
Schedule of Trade Receivables, Net	Composition:
	As of December 31,
	2024	2023
Current:
Open balances	1,105	702
Unbilled	516	352
	1,621	1,054

Non-current:
Open balances	106	233
Unbilled	698	818
	804	1,051